As filed with the Securities and Exchange Commission on January 18, 2018

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 127 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 129 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on February 16, 2018, pursuant to paragraph (b)(1) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on _______, pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying, until February 16, 2018, the effectiveness of the registration statement for IQ U.S. Target Volatility ETF, IQ International Target Volatility EFT, and IQ Emerging Markets Target Volatility ETF (the “Funds”), filed in Post-Effective Amendment No. 45 on October 16, 2015, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 46, as filed on December 29, 2015, Post-Effective Amendment No. 47, as filed on January 28, 2016, Post-Effective Amendment No. 49, as filed on February 11, 2016, Post-Effective Amendment No. 50, as filed on February 25, 2016, Post-Effective Amendment No. 51, as filed on March 10, 2016, Post-Effective Amendment No. 52, as filed on March 24, 2016, Post-Effective Amendment No. 55, as filed on April 14, 2015, Post-Effective Amendment No. 61, as filed on May 12, 2016, Post-Effective Amendment No. 63, as filed on June 9, 2016, Post-Effective Amendment No. 68, as filed on July 7, 2016, Post-Effective Amendment No. 74, as filed on August 4, 2016, Post-Effective Amendment No. 80, as filed on September 1, 2016, Post-Effective Amendment No. 83, as filed on September 29, 2016, Post-Effective Amendment No. 86, as filed on October 27, 2016, Post-Effective Amendment No. 88, as filed on November 23, 2016, Post-Effective Amendment No. 90, as filed on December 22, 2016, Post-Effective Amendment No. 96, as filed on January 19, 2017, Post-Effective Amendment No. 98, as filed on February 16, 2017, Post-Effective Amendment No. 101, as filed on March 16, 2017, Post-Effective Amendment No. 104, filed on April 13, 2017, Post-Effective Amendment No. 106, filed May 11, 2017, Post-Effective Amendment No. 110, filed June 8, 2017, Post-Effective Amendment No. 112, filed on July 6, 2017, Post-Effective Amendment No. 113, filed on August 3, 2017, Post-Effective Amendment No. 117, filed on August 31, 2017, Post-Effective Amendment No. 120, filed on September 28, 2017, Post-Effective Amendment No. 122, filed on October 26, 2017, Post-Effective Amendment No. 123, filed on November 22, 2017, and Post-Effective Amendment No. 125, filed on December 21, 2017.

This Post-Effective Amendment No. 127 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 45. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 127 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 18th day of January, 2018.

INDEXIQ ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	January 18, 2018
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	January 18, 2018
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	January 18, 2018
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	January 18, 2018
Kirk C. Lehneis	Principal Executive Officer

/s/ David L. Fogel	Treasurer, Principal	January 18, 2018
David L. Fogel	Financial Officer, and
Principal Accounting Officer

/s/ Matthew V. Curtin*

Matthew V. Curtin, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED